Investments, Loans and Long-Term Receivables	12 Months Ended
Dec. 31, 2019
Investments, Loans and Long-Term Receivables and Joint Venture Acquisition Obligation [Abstract]
Investments, Loans and Long-Term Receivables
Note 6—Investments, Loans and Long-Term Receivables
Components of investments, loans and long-term receivables

at December 31 were:
Millions of Dollars
2019 2018
Equity investments $ 8,234 9,005
Loans and advances—related parties 219 335
Long-term receivables 243 238
Long-term investments in debt securities 133 -
Other investments 77 86
$ 8,906 9,664
Equity Investments

Affiliated companies in which we had a significant equity

investment at December 31, 2019, included:
APLNG— 37.5

percent owned joint venture with Origin

Energy (
37.5

percent) and Sinopec
( 25

percent)—to produce CBM from the Bowen

and Surat basins in Queensland, Australia, as

well as
process and export LNG.
Qatar Liquefied Gas Company Limited (3) (QG3)—30

percent owned joint venture with affiliates of
Qatar Petroleum ( 68.5

percent) and Mitsui & Co., Ltd. (
1.5

percent)—produces and liquefies natural
gas from Qatar’s North Field, as well as exports LNG.
Summarized 100 percent earnings information for equity

method investments in affiliated companies,

combined, was as follows:
Millions of Dollars
2019 2018 2017
Revenues $ 11,310 11,654 11,554
Income (loss) before income taxes 3,726 3,660 (2,875)
Net income (loss) 3,085 3,244 (1,431)
Summarized 100 percent balance sheet information

for equity method investments in affiliated companies,

combined, was as follows:
Millions of Dollars
2019 2018
Current assets $ 3,289 3,285
Noncurrent assets 38,905 41,563
Current liabilities 2,603 2,625
Noncurrent liabilities 22,168 23,874
Our share of income taxes incurred directly by an

equity method investee is reported in equity

in earnings of
affiliates, and as such is not included in income taxes

on our consolidated financial statements.

At December 31, 2019, retained earnings included $ 32

million related to the undistributed earnings of
affiliated companies.

Dividends received from affiliates were $
1,378

million, $
1,226

million and $
605

million
in 2019, 2018 and 2017,

respectively.

APLNG

APLNG is focused on CBM production from the

Bowen and Surat basins in Queensland, Australia,

to supply
the domestic gas market and on LNG processing

and export sales.

Our investment in APLNG gives us access
to CBM resources in Australia and enhances our LNG

position.

The majority of APLNG LNG is sold under
two long-term sales and purchase agreements, supplemented

with sales of additional LNG spot cargoes
targeting the Asia Pacific markets.

Origin Energy, an integrated Australian energy company, is the operator of
APLNG’s production and pipeline system, while we operate the LNG facility.

APLNG executed project financing agreements for an

$
8.5

billion project finance facility in 2012.

The $8.5
billion project finance facility was initially composed

of financing agreements executed by APLNG

with the
Export-Import Bank of the United States for approximately

$
2.9

billion, the Export-Import Bank of China for
approximately $ 2.7

billion, and a syndicate of Australian and

international commercial banks for
approximately $ 2.9

billion.

At December 31, 2019, all amounts

have been drawn from the facility.

APLNG
made its first principal and interest repayment in March

2017 and is scheduled to make
bi-annual

payments
until March 2029.

APLNG made a voluntary repayment of $ 1.4

billion to the Export-Import Bank of China

in September 2018.

At the same time, APLNG obtained a United States Private

Placement (USPP) bond facility of $
1.4

billion.

APLNG made its first interest payment related to

this facility in March 2019, and principal payments

are
scheduled to commence in September 2023, with bi-annual

payments due on the facility until September

2030.

During the first quarter of 2019, APLNG

refinanced $
3.2

billion of existing project finance debt through two
transactions.

As a result of the first transaction, APLNG obtained

a commercial bank facility of $
2.6

billion.

APLNG made its first principal and interest repayment

in September 2019 with
bi-annual

payments due on the
facility until March 2028.

Through the second transaction, APLNG

obtained a USPP bond facility of $
0.6
billion.

APLNG made its first interest payment in September 2019,

and principal payments are scheduled

to
commence in September 2023, with bi-annual

payments due on the facility until September

2030.

In conjunction with the $3.2 billion debt obtained

during the first quarter of 2019 to refinance existing

project
finance debt, APLNG made voluntary repayments

of $
2.2

billion and $
1.0

billion to a syndicate of Australian
and international commercial banks and the Export-Import

Bank of China, respectively.

At December 31, 2019, a balance of $ 6.7

billion was outstanding on the facilities.

See Note 12—Guarantees,
for additional information.

During the first half of 2017, the outlook for crude

oil prices deteriorated, and as a result of

significantly
reduced price outlooks, the estimated fair value of our

investment in APLNG declined to an amount

below
carrying value.

Based on a review of the facts and circumstances

surrounding this decline in fair value, we
concluded in the second quarter of 2017 the impairment

was other than temporary under the guidance of

FASB
ASC Topic 323, “Investments—Equity Method and Joint Ventures,” and the recognition of an impairment of our investment to fair value was necessary.

Accordingly, we recorded a noncash $
2,384

million, before- and
after-tax impairment in our second quarter 2017 results.

Fair value was estimated based on an internal
discounted cash flow model using estimated future

production, an outlook of future prices from a combination
of exchanges (short-term) and pricing service companies

(long-term), costs, a market outlook of foreign
exchange rates provided by a third party, and a discount rate believed to be consistent with those used by
principal market participants.

The impairment was included in the “Impairments”

line on our consolidated
income statement.

At December 31, 2019, the carrying value of our equity

method investment in APLNG was $
7,228

million.

The historical cost basis of our 37.5

percent share of net assets on the books of APLNG

was $
6,751

million,
resulting in a basis difference of $ 477

million on our books.

The basis difference, which is substantially all
associated with PP&E and subject to amortization, has

been allocated on a relative fair value basis to
individual exploration and production license areas

owned by APLNG, some of which are not currently

in
production.

Any future additional payments are expected

to be allocated in a similar manner.

Each
exploration license area will periodically be reviewed for any indicators of potential impairment, which,

if
required, would result in acceleration of basis difference

amortization.

As the joint venture produces natural
gas from each license, we amortize the basis difference

allocated to that license using the unit-of-production
method.

Included in net income (loss) attributable

to ConocoPhillips for 2019,

2018 and 2017 was after-tax
expense of $ 36

million, $
44

million and $
100

million, respectively, representing the amortization of this basis difference on currently producing licenses.

Distributions from APLNG commenced in April

2018.

FCCL
FCCL Partnership, a Canadian upstream 50/50 general

partnership with Cenovus Energy Inc., produces
bitumen in the Athabasca oil sands in northeastern

Alberta and sells the bitumen blend.

Cenovus is the
operator and managing partner of FCCL.

On May 17, 2017, we completed the sale of our

50 percent nonoperated interest in the FCCL

Partnership, as
well as the majority of our western Canada gas assets

to Cenovus Energy.

Financial information presented
within this footnote includes our historical interest

up to the date of sale.

For additional information on the
Canada disposition and our investment in Cenovus

Energy, see Note 5—Asset Acquisitions and Dispositions
and Note 7—Investment in Cenovus Energy.

QG3
QG3 is a joint venture that owns an integrated large-scale LNG project located in Qatar.

We provided project
financing, with a current outstanding balance of $ 335

million as described below under “Loans and

Long-
Term Receivables.”

At December 31, 2019, the book value of our equity

method investment in QG3,
excluding the project financing, was $ 797

million.

We have terminal and pipeline use agreements with Golden
Pass LNG Terminal and affiliated Golden Pass Pipeline near Sabine Pass, Texas, intended to provide us with terminal and pipeline capacity for the receipt,

storage and regasification of LNG purchased

from QG3.

We
previously held a 12.4 percent interest in Golden Pass

LNG Terminal and Golden Pass Pipeline, but we sold
those interests in the second quarter of 2019 while

retaining the basic use agreements.

Currently, the LNG
from QG3 is being sold to markets outside of the

U.S.

For additional information, see Note 5—Asset
Acquisitions and Dispositions.

Loans and Long-Term Receivables
As part of our normal ongoing business operations and

consistent with industry practice, we enter into
numerous agreements with other parties to pursue

business opportunities.

Included in such activity are loans
and long-term receivables to certain affiliated and non-affiliated companies.

Loans are recorded when cash is
transferred or seller financing is provided to the affiliated or non-affiliated company pursuant to a loan
agreement.

The loan balance will increase as interest

is earned on the outstanding loan

balance and will
decrease as interest and principal payments are received.

Interest is earned at the loan agreement’s stated
interest rate.

Loans and long-term receivables are assessed

for impairment when events indicate the loan
balance may not be fully recovered.

At December 31, 2019,

significant loans to affiliated companies include

$335 million in project financing to
QG3.

We own a
30

percent interest in QG3, for which we

use the equity method of accounting.

The other
participants in the project are affiliates of Qatar Petroleum and Mitsui.

QG3 secured project financing of
$ 4.0

billion in December 2005, consisting of $
1.3

billion of loans from export credit agencies

(ECA), $
1.5
billion from commercial banks, and $ 1.2

billion from ConocoPhillips.

The ConocoPhillips loan facilities have
substantially the same terms as the ECA and commercial

bank facilities.

On December 15, 2011, QG3
achieved financial completion and all project loan

facilities became nonrecourse to the project participants.

Semi-annual

repayments began in January 2011 and will extend through

July 2022.

The long-term portion of these

loans is included in the “Loans and

advances—related parties” line on our
consolidated balance sheet, while the short-term portion

is in “Accounts and notes receivable—related

parties.”